Note 12 - Stock Compensation Plans (Details) - Summary of Option Activity (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Stock Compensation Plans (Details) - Summary of Option Activity [Line Items]
Granted		77,000
Granted		$ 16.20
Granted		9 years 146 days
Outstanding at the end of the period	184,570
Exercisable at the end of the period	122,809	106,665
Exercisable at the end of the period	$ 10.78	$ 10.00
Exercisable at the end of the period	3 years 109 days	6 years 6 months
Beginning of Year [Member]
Note 12 - Stock Compensation Plans (Details) - Summary of Option Activity [Line Items]
Outstanding at the beginning of the year	184,570	107,570
Outstanding at the beginning of the year	$ 12.59	$ 10.00
Outstanding at the beginning of the year	6 years 6 months	4 years 146 days
Outstanding at the end of the period		184,570
Outstanding at the end of the period		$ 12.59
Outstanding at the end of the period	6 years 6 months	4 years 146 days
End of Year [Member]
Note 12 - Stock Compensation Plans (Details) - Summary of Option Activity [Line Items]
Outstanding at the beginning of the year	184,570
Outstanding at the beginning of the year	$ 12.59
Outstanding at the beginning of the year	5 years 255 days	6 years 6 months
Outstanding at the end of the period	184,570	184,570
Outstanding at the end of the period	$ 12.59	$ 12.59
Outstanding at the end of the period	5 years 255 days	6 years 6 months